TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
TAXES ON INCOME
Schedule significant components of the Company's deferred tax assets

	December 31,
	2025	2024

	U.S. $ in thousands
Operating loss carryforward	231,867	201,260

Net deferred tax asset before valuation allowance	64,220	56,239
Valuation allowance	(64,220)	(56,239)
Net deferred tax asset	—	—

Schedule of loss from continuing operations, before taxes on income

	Year ended
	December 31,
	2025	2024

	U.S. $ in thousands
United States	(5,068)	(6,142)
Israel	(5,239)	(5,481)
	(10,307)	(11,623)